Benefits and Interests of Directors (Directors' and Chief Executives' Emoluments) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		¥ 7,561		¥ 5,926		¥ 5,218
Retirement scheme contributions		159		143		148
Share option		0		505		1,270
Total		7,720		6,574		6,636
Directors and chief executives [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		2,858		2,091		1,966
Retirement scheme contributions		160		119		130
Discretionary bonus		4,701		2,842		3,465
Share option		0		427		1,145
Total		7,719		5,479		6,706
Wang Zhiqing [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits				184	[1]	199
Retirement scheme contributions				16	[1]	18
Discretionary bonus				525	[1]	564
Share option				0	[1]	250
Total				725	[1]	1,031
Gao Jinping [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		215	[2]	201		199
Retirement scheme contributions		12	[2]	18		18
Discretionary bonus		549	[2]	540		563
Share option		0	[2]	157		250
Total		776	[2]	916		1,030
Ye Guohua [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[3]			15		175
Retirement scheme contributions	[3]			2		18
Discretionary bonus	[3]			13		490
Share option	[3]			0		215
Total	[3]			30		898
Jin Qiang [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		226		241		239
Retirement scheme contributions		19		18		18
Discretionary bonus		523		470		490
Share option		0		135		215
Total		768		864		962
Wu Haijun [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[4]	393
Retirement scheme contributions	[4]	19
Discretionary bonus	[4]	910
Share option	[4]	0
Total	[4]	1,322
Shi Wei [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[5]	84
Retirement scheme contributions	[5]	6
Discretionary bonus	[5]	58
Share option	[5]	0
Total	[5]	148
Guo Xiaojun [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		216		177		175
Retirement scheme contributions		19		18		18
Discretionary bonus		518		465		484
Share option		0		135		215
Total		753		795		892
Zhou Meiyun [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		185		148	[6]
Retirement scheme contributions		19		15	[6]
Discretionary bonus		498		125	[6]
Share option		0		0	[6]
Total		702		288	[6]
Jin Wenmin [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[7]	187
Retirement scheme contributions	[7]	19
Discretionary bonus	[7]	528
Share option	[7]	0
Total	[7]	734
Cai Tingji [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits				75	[8]	150
Retirement scheme contributions				0	[8]	0
Discretionary bonus				0	[8]	0
Share option				0	[8]	0
Total				75	[8]	150
Cai Tingji [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		100		50	[9]
Retirement scheme contributions		0		0	[9]
Discretionary bonus		0		0	[9]
Share option		0		0	[9]
Total		100		50	[9]
Zhang Yimin [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		150		150		150
Retirement scheme contributions		0		0		0
Discretionary bonus		0		0		0
Share option		0		0		0
Total		150		150		150
Liu Yunhong [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		150		150		150
Retirement scheme contributions		0		0		0
Discretionary bonus		0		0		0
Share option		0		0		0
Total		150		150		150
Du Weifeng [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		150		150		150
Retirement scheme contributions		0		0		0
Discretionary bonus		0		0		0
Share option		0		0		0
Total		150		150		150
Kuang Yuxiang [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[10]					140
Retirement scheme contributions	[10]					11
Discretionary bonus	[10]					320
Share option	[10]					0
Total	[10]					471
Zuo Qiang [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		135		128		120
Retirement scheme contributions		17		15		15
Discretionary bonus		411		348		295
Share option		0		0		0
Total		563		491		430
Li Xiaoxia [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		143		127		119
Retirement scheme contributions		16		14		14
Discretionary bonus		418		313		259
Share option		0		0		0
Total		577		454		¥ 392
Li Yuanqin [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		150		63	[9]
Retirement scheme contributions		0		0	[9]
Discretionary bonus		0		0	[9]
Share option		0		0	[9]
Total		150		63	[9]
Pan Fei [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[11]			19
Retirement scheme contributions	[11]			0
Discretionary bonus	[11]			0
Share option	[11]			0
Total	[11]			19
Pan Fei [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[12]			50
Retirement scheme contributions	[12]			0
Discretionary bonus	[12]			0
Share option	[12]			0
Total	[12]			50
Ma Yanhui [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		274		63	[13]
Retirement scheme contributions		14		3	[13]
Discretionary bonus		288		43	[13]
Share option		0		0	[13]
Total		576		109	[13]
Zheng Yunrui [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		100		100	[14]
Retirement scheme contributions		0		0	[14]
Discretionary bonus		0		0	[14]
Share option		0		0	[14]
Total		¥ 100		¥ 100	[14]

[1]	Resigned in November 2017.
[2]	Resigned in September 2018.
[3]	Resigned in January 2017.
[4]	Resigned general manager in September 2018 while other titles remained.
[5]	Appointed in September 2018.
[6]	Appointed in March 2017.
[7]	Appointed in June 2018.
[8]	Resigned in June 2017.
[9]	Appointed in July 2017.
[10]	Resigned in July 2016.
[11]	Appointed in July 2017 and resigned in August 2017.
[12]	Appointed in January 2017 and resigned in June 2017.
[13]	Appointed in October 2017.
[14]	Appointed in January 2017.